Feb. 01, 2019

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Fixed Income Opportunities Fund

DWS Global High Income Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Latin America Equity Fund

DWS Multisector Income Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS World Dividend Fund

The following disclosure changes are in effect until on or about February 11, 2019:

The following disclosure is hereby deleted in the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.